Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,711,747.18
Total Fee Amount	1,755.48
Total Offset Amount	0.00
Net Fee	$ 1,755.48
Offering Table N/A
Offset Table N/A	N/A